Personnel expenses - Summary of Personnel Expense (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Classes of employee benefits expense [abstract]
Wages and salaries	€ 1,187	€ 1,558	€ 1,233
Social costs and payroll taxes	444	254	85
Contributions to retirement plans	52	55	51
Share-based compensation	267	321	381
Other employee benefits	138	157	150
Total	€ 2,088	€ 2,345	€ 1,900
Average full-time employees | employee	7,691	9,123	8,359